Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Windsor Funds
Entity Central Index Key	0000107606
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000012179
Shareholder Report [Line Items]
Fund Name	Windsor™ Fund
Class Name	Admiral™ Shares
Trading Symbol	VWNEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Windsor Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$29	0.26%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the Russell 1000 Value Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve embarked on a rate-cutting cycle toward the end of the period, and the year-over-year rate of consumer price inflation eased to around 2.5%. U.S. stocks posted very strong returns.

  The Fund’s holdings in the health care and financial sectors detracted most from performance, while selection in information technology was the strongest contributor. All 11 industry sectors recorded positive returns, but only three finished higher than the benchmark.

  For the 10 years ended October 31, 2024, the Fund surpassed its benchmark by about 1 percentage point on an annualized basis.

Line Graph [Table Text Block]
	Admiral Shares	Russell 1000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$50,000	$50,000	$50,000
2015	$49,317	$49,285	$49,778
2015	$52,862	$51,443	$52,364
2015	$52,913	$51,245	$53,051
2015	$50,927	$50,265	$52,202
2016	$45,749	$46,821	$48,507
2016	$49,839	$51,235	$52,220
2016	$51,504	$54,004	$55,380
2016	$51,644	$53,467	$54,399
2017	$56,963	$58,346	$59,045
2017	$59,325	$59,715	$61,913
2017	$62,039	$61,437	$64,311
2017	$64,364	$62,974	$67,432
2018	$69,893	$68,395	$73,900
2018	$66,739	$64,195	$70,001
2018	$68,834	$67,298	$74,878
2018	$63,343	$64,885	$71,855
2019	$64,077	$65,107	$72,183
2019	$68,404	$70,013	$78,810
2019	$68,642	$70,796	$80,048
2019	$70,763	$72,161	$81,479
2020	$73,661	$74,794	$86,890
2020	$61,257	$62,302	$77,877
2020	$66,304	$66,540	$88,692
2020	$66,838	$66,701	$89,617
2021	$81,542	$77,855	$104,742
2021	$96,611	$90,915	$117,603
2021	$98,070	$92,707	$123,216
2021	$102,664	$95,888	$129,113
2022	$105,246	$96,054	$124,115
2022	$101,207	$92,113	$113,649
2022	$101,767	$91,382	$113,627
2022	$99,699	$89,178	$107,236
2023	$109,914	$95,644	$113,667
2023	$106,968	$93,230	$115,099
2023	$114,233	$98,950	$127,968
2023	$102,775	$89,298	$116,237
2024	$115,783	$101,460	$135,428
2024	$119,935	$105,744	$140,906
2024	$128,033	$113,594	$154,975
2024	$129,837	$116,959	$160,401

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	26.33%	12.91%	10.01%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Dow Jones U.S. Total Stock Market Float Adjusted Index	37.99%	14.51%	12.36%

AssetsNet	$ 24,790,000,000
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 31,289,000
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$24,790
Number of Portfolio Holdings	131
Portfolio Turnover Rate	43%
Total Investment Advisory Fees (in thousands)	$31,289

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Communication Services	4.6%
Consumer Discretionary	6.1%
Consumer Staples	7.5%
Energy	7.9%
Financials	21.7%
Health Care	15.9%
Industrials	9.6%
Information Technology	10.1%
Materials	4.2%
Real Estate	4.3%
Utilities	4.3%
Other Assets and Liabilities—Net	3.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012178
Shareholder Report [Line Items]
Fund Name	Windsor™ Fund
Class Name	Investor Shares
Trading Symbol	VWNDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Windsor Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$41	0.36%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the Russell 1000 Value Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve embarked on a rate-cutting cycle toward the end of the period, and the year-over-year rate of consumer price inflation eased to around 2.5%. U.S. stocks posted very strong returns.

  The Fund’s holdings in the health care and financial sectors detracted most from performance, while selection in information technology was the strongest contributor. All 11 industry sectors recorded positive returns, but only three finished higher than the benchmark.

  For the 10 years ended October 31, 2024, the Fund surpassed its benchmark by about 1 percentage point on an annualized basis.

Line Graph [Table Text Block]
	Investor Shares	Russell 1000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$9,859	$9,857	$9,956
2015	$10,567	$10,289	$10,473
2015	$10,573	$10,249	$10,610
2015	$10,176	$10,053	$10,440
2016	$9,139	$9,364	$9,701
2016	$9,954	$10,247	$10,444
2016	$10,285	$10,801	$11,076
2016	$10,306	$10,693	$10,880
2017	$11,365	$11,669	$11,809
2017	$11,838	$11,943	$12,383
2017	$12,372	$12,287	$12,862
2017	$12,833	$12,595	$13,486
2018	$13,934	$13,679	$14,780
2018	$13,303	$12,839	$14,000
2018	$13,717	$13,460	$14,976
2018	$12,617	$12,977	$14,371
2019	$12,759	$13,021	$14,437
2019	$13,619	$14,003	$15,762
2019	$13,665	$14,159	$16,010
2019	$14,079	$14,432	$16,296
2020	$14,658	$14,959	$17,378
2020	$12,185	$12,461	$15,575
2020	$13,185	$13,308	$17,738
2020	$13,285	$13,340	$17,923
2021	$16,205	$15,571	$20,948
2021	$19,196	$18,183	$23,521
2021	$19,482	$18,541	$24,643
2021	$20,391	$19,178	$25,823
2022	$20,898	$19,211	$24,823
2022	$20,095	$18,423	$22,730
2022	$20,194	$18,276	$22,725
2022	$19,785	$17,836	$21,447
2023	$21,801	$19,129	$22,733
2023	$21,211	$18,646	$23,020
2023	$22,653	$19,790	$25,594
2023	$20,376	$17,860	$23,247
2024	$22,948	$20,292	$27,086
2024	$23,761	$21,149	$28,181
2024	$25,357	$22,719	$30,995
2024	$25,708	$23,392	$32,080

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	26.17%	12.80%	9.90%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Dow Jones U.S. Total Stock Market Float Adjusted Index	37.99%	14.51%	12.36%

AssetsNet	$ 24,790,000,000
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 31,289,000
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$24,790
Number of Portfolio Holdings	131
Portfolio Turnover Rate	43%
Total Investment Advisory Fees (in thousands)	$31,289

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Communication Services	4.6%
Consumer Discretionary	6.1%
Consumer Staples	7.5%
Energy	7.9%
Financials	21.7%
Health Care	15.9%
Industrials	9.6%
Information Technology	10.1%
Materials	4.2%
Real Estate	4.3%
Utilities	4.3%
Other Assets and Liabilities—Net	3.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012181
Shareholder Report [Line Items]
Fund Name	Windsor™ II Fund
Class Name	Admiral™ Shares
Trading Symbol	VWNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Windsor II Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$29	0.25%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the Russell 1000 Value Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve embarked on a rate-cutting cycle toward the end of the period, and the year-over-year rate of consumer price inflation eased to around 2.5%. U.S. stocks posted very strong returns.

  In an environment where money market yields in excess of 5% paled in comparison with substantial stock gains, having even a modest allocation to cash proved a significant drag on the Fund’s relative performance. The Fund’s holdings in industrials also lagged, but selection in information technology and communication services helped offset that.

  Ten of the Fund’s 11 industry sectors posted positive returns, although only five beat the performance of the respective benchmark sectors.

Line Graph [Table Text Block]
	Admiral Shares	Russell 1000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$50,000	$50,000	$50,000
2015	$49,018	$49,285	$49,778
2015	$51,848	$51,443	$52,364
2015	$52,041	$51,245	$53,051
2015	$50,832	$50,265	$52,202
2016	$46,849	$46,821	$48,507
2016	$50,833	$51,235	$52,220
2016	$52,763	$54,004	$55,380
2016	$52,317	$53,467	$54,399
2017	$56,736	$58,346	$59,045
2017	$59,013	$59,715	$61,913
2017	$60,685	$61,437	$64,311
2017	$62,612	$62,974	$67,432
2018	$68,971	$68,395	$73,900
2018	$64,282	$64,195	$70,001
2018	$68,043	$67,298	$74,878
2018	$65,440	$64,885	$71,855
2019	$64,784	$65,107	$72,183
2019	$70,130	$70,013	$78,810
2019	$70,778	$70,796	$80,048
2019	$72,591	$72,161	$81,479
2020	$76,286	$74,794	$86,890
2020	$65,852	$62,302	$77,877
2020	$73,461	$66,540	$88,692
2020	$74,767	$66,701	$89,617
2021	$88,511	$77,855	$104,742
2021	$103,366	$90,915	$117,603
2021	$107,198	$92,707	$123,216
2021	$111,811	$95,888	$129,113
2022	$111,291	$96,054	$124,115
2022	$102,589	$92,113	$113,649
2022	$102,658	$91,382	$113,627
2022	$98,555	$89,178	$107,236
2023	$106,121	$95,644	$113,667
2023	$105,745	$93,230	$115,099
2023	$114,767	$98,950	$127,968
2023	$105,546	$89,298	$116,237
2024	$121,590	$101,460	$135,428
2024	$126,420	$105,744	$140,906
2024	$136,481	$113,594	$154,975
2024	$137,471	$116,959	$160,401

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	30.25%	13.62%	10.64%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Dow Jones U.S. Total Stock Market Float Adjusted Index	37.99%	14.51%	12.36%

AssetsNet	$ 61,135,000,000
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 64,094,000
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$61,135
Number of Portfolio Holdings	188
Portfolio Turnover Rate	22%
Total Investment Advisory Fees (in thousands)	$64,094

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Communication Services	6.5%
Consumer Discretionary	8.8%
Consumer Staples	5.1%
Energy	5.7%
Financials	18.1%
Health Care	14.4%
Industrials	10.6%
Information Technology	20.5%
Materials	2.8%
Other	0.6%
Real Estate	1.3%
Utilities	2.2%
Other Assets and Liabilities—Net	3.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012180
Shareholder Report [Line Items]
Fund Name	Windsor™ II Fund
Class Name	Investor Shares
Trading Symbol	VWNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Windsor II Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$38	0.33%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the Russell 1000 Value Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve embarked on a rate-cutting cycle toward the end of the period, and the year-over-year rate of consumer price inflation eased to around 2.5%. U.S. stocks posted very strong returns.

  In an environment where money market yields in excess of 5% paled in comparison with substantial stock gains, having even a modest allocation to cash proved a significant drag on the Fund’s relative performance. The Fund’s holdings in industrials also lagged, but selection in information technology and communication services helped offset that.

  Ten of the Fund’s 11 industry sectors posted positive returns, although only five beat the performance of the respective benchmark sectors.

Line Graph [Table Text Block]
	Investor Shares	Russell 1000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$9,802	$9,857	$9,956
2015	$10,365	$10,289	$10,473
2015	$10,403	$10,249	$10,610
2015	$10,157	$10,053	$10,440
2016	$9,362	$9,364	$9,701
2016	$10,156	$10,247	$10,444
2016	$10,540	$10,801	$11,076
2016	$10,447	$10,693	$10,880
2017	$11,328	$11,669	$11,809
2017	$11,781	$11,943	$12,383
2017	$12,112	$12,287	$12,862
2017	$12,495	$12,595	$13,486
2018	$13,761	$13,679	$14,780
2018	$12,824	$12,839	$14,000
2018	$13,570	$13,460	$14,976
2018	$13,050	$12,977	$14,371
2019	$12,918	$13,021	$14,437
2019	$13,979	$14,003	$15,762
2019	$14,104	$14,159	$16,010
2019	$14,461	$14,432	$16,296
2020	$15,195	$14,959	$17,378
2020	$13,118	$12,461	$15,575
2020	$14,629	$13,308	$17,738
2020	$14,885	$13,340	$17,923
2021	$17,617	$15,571	$20,948
2021	$20,569	$18,183	$23,521
2021	$21,329	$18,541	$24,643
2021	$22,242	$19,178	$25,823
2022	$22,134	$19,211	$24,823
2022	$20,401	$18,423	$22,730
2022	$20,410	$18,276	$22,725
2022	$19,589	$17,836	$21,447
2023	$21,090	$19,129	$22,733
2023	$21,011	$18,646	$23,020
2023	$22,802	$19,790	$25,594
2023	$20,963	$17,860	$23,247
2024	$24,142	$20,292	$27,086
2024	$25,101	$21,149	$28,181
2024	$27,092	$22,719	$30,995
2024	$27,283	$23,392	$32,080

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	30.15%	13.54%	10.56%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Dow Jones U.S. Total Stock Market Float Adjusted Index	37.99%	14.51%	12.36%

AssetsNet	$ 61,135,000,000
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 64,094,000
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$61,135
Number of Portfolio Holdings	188
Portfolio Turnover Rate	22%
Total Investment Advisory Fees (in thousands)	$64,094

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Communication Services	6.5%
Consumer Discretionary	8.8%
Consumer Staples	5.1%
Energy	5.7%
Financials	18.1%
Health Care	14.4%
Industrials	10.6%
Information Technology	20.5%
Materials	2.8%
Other	0.6%
Real Estate	1.3%
Utilities	2.2%
Other Assets and Liabilities—Net	3.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature